Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)
July 31, 2025

Number of Shares		Value
Common Stocks 89.2%
Biotechnology 0.3%
154,300	Caris Life Sciences, Inc.	$4,332,744 *
Broadline Retail 6.4%
349,323	Amazon.com, Inc.	81,780,007 *(a)
Capital Markets 3.9%
485,117	Robinhood Markets, Inc. Class A	49,991,307 *
Communications Equipment 3.8%
80,009	Arista Networks, Inc.	9,858,709 *
390,582	Cisco Systems, Inc.	26,590,823
111,413	Lumentum Holdings, Inc.	12,264,343 *
48,713,875
Consumer Staples Distribution & Retail 0.3%
73,181	Maplebear, Inc.	3,510,493 *
Diversified Telecommunication Services 3.1%
1,474,752	AT&T, Inc.	40,422,952
Entertainment 12.1%
217,966	Live Nation Entertainment, Inc.	32,193,578 *
22,177	Netflix, Inc.	25,712,014 *
145,100	Nintendo Co. Ltd.	12,127,296
104,685	Sea Ltd. ADR	16,398,905 *
18,725	Spotify Technology SA	11,731,961 *
51,957	Take-Two Interactive Software, Inc.	11,572,383 *
94,727	TKO Group Holdings, Inc.	15,915,083
161,462	Walt Disney Co.	19,231,739
765,260	Warner Bros Discovery, Inc.	10,078,474 *
154,961,433
Financial Services 1.2%
5,392	Adyen NV	9,248,092 *(b)
46,266	Fiserv, Inc.	6,428,198 *
15,676,290
Ground Transportation 1.0%
149,723	Uber Technologies, Inc.	13,138,193 *
Health Care Equipment & Supplies 1.4%
36,728	Intuitive Surgical, Inc.	17,669,473 *
Hotels, Restaurants & Leisure 3.1%
70,116	DoorDash, Inc. Class A	17,546,529 *
506,471	DraftKings, Inc. Class A	22,811,454 *
40,357,983
Insurance 2.0%
72,427	Aon PLC Class A	25,763,008
Interactive Media & Services 7.2%
103,248	Meta Platforms, Inc. Class A	79,856,133 (a)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Interactive Media & Services – cont'd
83,210	Reddit, Inc. Class A	$13,362,694 *
		93,218,827
IT Services 3.8%
150,448	GoDaddy, Inc. Class A	24,309,388 *
53,462	International Business Machines Corp.	13,533,905
82,185	Twilio, Inc. Class A	10,601,865 *
		48,445,158
Professional Services 0.4%
11,947	CACI International, Inc. Class A	5,502,430 *
Semiconductors & Semiconductor Equipment 19.9%
286,546	Allegro MicroSystems, Inc.	9,000,410 *
11,336	Analog Devices, Inc.	2,546,406
27,980	ASML Holding NV	19,437,986
82,659	Broadcom, Inc.	24,276,948
228,013	Credo Technology Group Holding Ltd.	25,434,850 *
172,563	Lam Research Corp.	16,365,875
262,000	MediaTek, Inc.	11,864,556
59,841	Micron Technology, Inc.	6,531,047
273,951	NVIDIA Corp.	48,727,664
91,115	SK Hynix, Inc.	17,659,527
205,351	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	49,616,909
135,065	Texas Instruments, Inc.	24,454,869
		255,917,047
Software 16.2%
25,540	AppLovin Corp. Class A	9,978,478 *
1,727,273	Arctic Wolf Networks, Inc.	19,506,094 *#(c)(d)
14,241	Circle Internet Group, Inc.	2,613,508 *
18,519	Fair Isaac Corp.	26,606,618 *
1,456,020	Grammarly, Inc. Class A	20,602,683 *#(c)(d)
30,635	HubSpot, Inc.	15,919,478 *
71,084	Microsoft Corp.	37,923,314
88,451	Monday.com Ltd.	23,199,813 *
64,906	Oracle Corp.	16,471,195
84,075	Palo Alto Networks, Inc.	14,595,420 *
39,269	Salesforce, Inc.	10,144,361
10,948	ServiceNow, Inc.	10,325,278 *
		207,886,240
Specialty Retail 1.5%
520,632	Chewy, Inc. Class A	19,107,194 *
Wireless Telecommunication Services 1.6%
83,951	T-Mobile U.S., Inc.	20,014,758

Total Common Stocks (Cost $922,972,911)		1,146,409,412
Preferred Stocks 7.7%
Entertainment 2.5%
219,568	A24 Films LLC(e)	32,159,730 *#(c)(d)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Software 3.5%
27,042	Celonis SE, Series D	$9,999,861 *#(c)(d)
1,009,513	Cybereason, Inc., Series F	504,757 *#(c)(d)
118,080	Cybereason, Inc., Series H	205,158 *#(c)(d)
451,510	Grammarly, Inc., Series 3	12,118,528 *#(c)(d)
1,393,993	Videoamp, Inc., Series F1	21,999,998 *#(c)(d)
44,828,302
Specialty Retail 1.7%
14,659	Fabletics LLC, Series G	16,860,782 *#(c)(d)
28,112	Savage X Fenty, Series C1	67,617 *#(c)(d)
364,903	Savage X Fenty, Series D	4,313,774 *#(c)(d)
21,242,173
Total Preferred Stocks (Cost $94,416,567)		98,230,205
Principal Amount
Convertible Bonds 0.5%
Software 0.5%
$5,000	Arctic Wolf Networks, Inc., 0.00% Cash/3.00% PIK, due 9/29/2027 (Cost $5,000,000)	6,500,000 #(c)(d)(f)
Number of Shares

Short-Term Investments 3.8%
Investment Companies 3.8%
49,295,224	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.25%(g) (Cost $49,295,224)	49,295,224
Total Investments 101.2% (Cost $1,071,684,702)		1,300,434,841
Liabilities Less Other Assets (1.2)%		(15,407,678)(h)
Net Assets Applicable to Common Stockholders 100.0%		$1,285,027,163

*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral for options written.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2025 amounted to $9,248,092, which represents 0.7% of net assets applicable to common stockholders of the Fund.

(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of July 31, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2025 amounted to $144,838,982, which represents 11.3% of net assets applicable to common stockholders of the Fund.

(e)	Security represented in Units.
(f)	Payment-in-kind (PIK) security.
(g)	Represents 7-day effective yield as of July 31, 2025.
(h)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2025.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at July 31, 2025 amounted to $144,838,982, which represents 11.3% of net assets applicable to common stockholders of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2025	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 7/31/2025
A24 Films LLC (Preferred Units)	2/25/2022	$25,000,012	$32,159,730	2.5%
Arctic Wolf Networks, Inc.	12/31/2021	19,000,003	19,506,094	1.5%
Arctic Wolf Networks, Inc. (Convertible Bonds)	9/30/2022	5,000,000	6,500,000	0.5%
Celonis SE (Series D Preferred Shares)	10/5/2022	9,999,477	9,999,861	0.8%
Cybereason, Inc. (Series F Preferred Shares)	7/13/2021	5,000,000	504,757	0.1%
Cybereason, Inc. (Series H Preferred Shares)	4/30/2025	74,602	205,158	0.0%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	14,659,000	16,860,782	1.3%
Grammarly, Inc. (Series 3 Preferred Shares)	12/23/2021	11,834,935	12,118,528	0.9%
Grammarly, Inc. Class A	12/23/2021	38,165,051	20,602,683	1.6%
Savage X Fenty (Series C1 Preferred Shares)	3/5/2025	4,999,993	67,617	0.0%
Savage X Fenty (Series D Preferred Shares)	2/24/2025-3/5/2025	848,551	4,313,774	0.4%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	21,999,998	21,999,998	1.7%
Total		$156,581,622	$144,838,982	11.3%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$1,105,785,936	86.1%
Taiwan	61,481,465	4.8%
Netherlands	28,686,078	2.2%
Japan	21,127,706	1.6%
Korea	17,659,527	1.4%
Singapore	16,398,905	1.3%
Short-Term Investments and Other Liabilities—Net	33,887,546	2.6%
	$1,285,027,163	100.0%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At July 31, 2025, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Broadline Retail
Amazon.com, Inc.	142	$(3,324,362)	$250	8/8/2025	$(35,926)
Capital Markets
Robinhood Markets, Inc.	310	(3,194,550)	137	8/1/2025	(310)
Robinhood Markets, Inc.	303	(3,122,415)	140	8/8/2025	(1,667)
					(1,977)
Communications Equipment
Arista Networks, Inc.	288	(3,548,736)	135	8/8/2025	(55,440)
Cisco Systems, Inc.	474	(3,226,992)	74	8/15/2025	(13,272)
Lumentum Holdings, Inc.	309	(3,401,472)	125	8/15/2025	(65,662)
					(134,374)
Diversified Telecommunication Services
AT&T, Inc.	1,168	(3,201,488)	30	8/8/2025	(1,168)
Entertainment
Live Nation Entertainment, Inc.	217	(3,205,090)	165	8/15/2025	(13,020)
Netflix, Inc.	26	(3,014,440)	1,345	8/8/2025	(1,066)
Sea Ltd.	208	(3,258,320)	175	8/8/2025	(4,576)
Spotify Technology SA	46	(2,882,084)	850	8/8/2025	(92)(a)(b)
Take-Two Interactive Software, Inc.	139	(3,095,947)	260	8/8/2025	(9,035)(a)(b)
TKO Group Holdings, Inc.	193	(3,242,593)	185	8/15/2025	(19,300)
TKO Group Holdings, Inc.	191	(3,208,991)	190	8/15/2025	(10,505)
Walt Disney Co.	267	(3,180,237)	135	8/8/2025	(7,877)
Walt Disney Co.	538	(6,408,118)	133	8/15/2025	(27,976)
Warner Bros Discovery, Inc.	2,539	(3,343,863)	14.5	8/8/2025	(31,737)
					(125,184)
Financial Services
Fiserv, Inc.	196	(2,723,224)	185	8/8/2025	(980)(a)(b)
Ground Transportation
Uber Technologies, Inc.	356	(3,123,900)	105	8/8/2025	(5,518)
Health Care Equipment & Supplies
Intuitive Surgical, Inc.	63	(3,030,867)	585	8/8/2025	(630)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls (cont’d)
Hotels, Restaurants & Leisure
DoorDash, Inc.	134	$(3,353,350)	$290	8/8/2025	$(19,430)
DraftKings, Inc.	725	(3,265,400)	52	8/8/2025	(29,000)
					(48,430)
Insurance
Aon PLC	92	(3,272,532)	380	8/15/2025	(4,600)
Interactive Media & Services
Meta Platforms, Inc.	46	(3,557,824)	805	8/8/2025	(14,145)
IT Services
GoDaddy, Inc.	192	(3,102,336)	187.5	8/8/2025	—(a)(b)
International Business Machines Corp.	114	(2,885,910)	315	8/8/2025	(114)(a)(b)
Twilio, Inc.	250	(3,225,000)	165	8/8/2025	(14,250)
					(14,364)
Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	875	(2,748,375)	45	8/15/2025	(7,000)(a)(b)
ASML Holding NV	45	(3,126,195)	790	8/8/2025	(1,463)
Broadcom, Inc.	113	(3,318,810)	320	8/8/2025	(5,933)
Credo Technology Group Holding Ltd.	335	(3,736,925)	125	8/15/2025	(80,400)
Credo Technology Group Holding Ltd.	293	(3,268,415)	135	8/15/2025	(30,765)
Lam Research Corp.	318	(3,015,912)	115	8/8/2025	(2,544)(a)(b)
Micron Technology, Inc.	283	(3,088,662)	130	8/8/2025	(566)
NVIDIA Corp.	188	(3,343,956)	187.5	8/8/2025	(14,570)
Taiwan Semiconductor Manufacturing Co. Ltd.	136	(3,286,032)	262.5	8/8/2025	(3,400)
Texas Instruments, Inc.	150	(2,715,900)	237.5	8/8/2025	(1,050)(a)(b)
					(147,691)
Software
AppLovin Corp.	89	(3,477,230)	510	8/8/2025	(27,145)
Circle Internet Group, Inc.	142	(2,605,984)	330	8/1/2025	(710)
HubSpot, Inc.	59	(3,065,935)	640	8/15/2025	(12,537)
Microsoft Corp.	64	(3,414,400)	550	8/8/2025	(9,792)
Monday.com Ltd.	113	(2,963,877)	350	8/15/2025	(9,605)
Oracle Corp.	133	(3,375,141)	270	8/8/2025	(10,241)
Palo Alto Networks, Inc.	164	(2,847,040)	215	8/8/2025	(3,280)
Salesforce, Inc.	123	(3,177,459)	285	8/8/2025	(1,599)
ServiceNow, Inc.	34	(3,206,608)	1,110	8/8/2025	(6,205)(a)(b)
					(81,114)
Specialty Retail
Chewy, Inc.	857	(3,145,190)	41.5	8/8/2025	(23,139)(a)(b)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls (cont’d)
Wireless Telecommunication Services
T-Mobile U.S., Inc.	140	$(3,337,740)	$255	8/8/2025	$(3,430)
Total calls					$(642,670)
Puts
Broadline Retail
Amazon.com, Inc.	141	(3,300,951)	210	8/8/2025	(10,363)
Capital Markets
Robinhood Markets, Inc.	310	(3,194,550)	84	8/1/2025	(775)
Robinhood Markets, Inc.	302	(3,112,110)	81	8/8/2025	(3,171)
					(3,946)
Communications Equipment
Arista Networks, Inc.	288	(3,548,736)	90	8/8/2025	(9,360)
Cisco Systems, Inc.	474	(3,226,992)	63	8/15/2025	(22,278)
Lumentum Holdings, Inc.	309	(3,401,472)	82.5	8/15/2025	(10,815)
					(42,453)
Diversified Telecommunication Services
AT&T, Inc.	1,168	(3,201,488)	25.5	8/8/2025	(7,008)
Entertainment
Live Nation Entertainment, Inc.	217	(3,205,090)	135	8/15/2025	(37,432)
Netflix, Inc.	26	(3,014,440)	1,135	8/8/2025	(21,125)
Sea Ltd.	209	(3,273,985)	135	8/8/2025	(2,926)
Spotify Technology SA	46	(2,882,084)	565	8/8/2025	(4,232)
Take-Two Interactive Software, Inc.	139	(3,095,947)	205	8/8/2025	(20,850)
TKO Group Holdings, Inc.	385	(6,468,385)	150	8/15/2025	(28,875)
TKO Group Holdings, Inc.	190	(3,192,190)	155	8/15/2025	(27,075)
Walt Disney Co.	267	(3,180,237)	108	8/8/2025	(15,619)
Walt Disney Co.	269	(3,204,059)	109	8/15/2025	(20,982)
Warner Bros Discovery, Inc.	2,540	(3,345,180)	11	8/8/2025	(10,160)
					(189,276)
Financial Services
Fiserv, Inc.	196	(2,723,224)	145	8/8/2025	(124,460)
Ground Transportation
Uber Technologies, Inc.	715	(6,274,125)	78	8/8/2025	(37,895)
Health Care Equipment & Supplies
Intuitive Surgical, Inc.	63	(3,030,867)	455	8/8/2025	(10,080)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts (cont’d)
Hotels, Restaurants & Leisure
DoorDash, Inc.	134	$(3,353,350)	$195	8/8/2025	$(12,797)(a)(b)
DraftKings, Inc.	724	(3,260,896)	38	8/8/2025	(18,100)
					(30,897)
Insurance
Aon PLC	92	(3,272,532)	320	8/15/2025	(3,680)
Interactive Media & Services
Meta Platforms, Inc.	46	(3,557,824)	620	8/8/2025	(828)
IT Services
GoDaddy, Inc.	192	(3,102,336)	150	8/8/2025	(39,360)
International Business Machines Corp.	114	(2,885,910)	260	8/8/2025	(102,885)
Twilio, Inc.	245	(3,160,500)	106	8/8/2025	(17,640)
					(159,885)
Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	872	(2,738,952)	27.5	8/15/2025	(15,260)
ASML Holding NV	45	(3,126,195)	660	8/8/2025	(9,900)
Broadcom, Inc.	113	(3,318,810)	255	8/8/2025	(2,656)
Credo Technology Group Holding Ltd.	335	(3,736,925)	75	8/15/2025	(4,188)
Lam Research Corp.	318	(3,015,912)	89	8/8/2025	(13,197)
Micron Technology, Inc.	283	(3,088,662)	100	8/8/2025	(12,027)
NVIDIA Corp.	188	(3,343,956)	157.5	8/8/2025	(5,264)
Taiwan Semiconductor Manufacturing Co. Ltd.	136	(3,286,032)	215	8/8/2025	(3,060)
Texas Instruments, Inc.	134	(2,426,204)	195	8/8/2025	(188,940)
					(254,492)
Software
AppLovin Corp.	89	(3,477,230)	275	8/8/2025	(8,455)
Circle Internet Group, Inc.	142	(2,605,984)	134	8/1/2025	(710)(a)(b)
HubSpot, Inc.	58	(3,013,970)	480	8/15/2025	(58,580)
Microsoft Corp.	64	(3,414,400)	470	8/8/2025	(480)
Monday.com Ltd.	112	(2,937,648)	240	8/15/2025	(87,920)
Oracle Corp.	133	(3,375,141)	217.5	8/8/2025	(1,862)
Palo Alto Networks, Inc.	163	(2,829,680)	185	8/8/2025	(194,377)
Salesforce, Inc.	123	(3,177,459)	240	8/8/2025	(5,228)
ServiceNow, Inc.	34	(3,206,608)	820	8/8/2025	(340)
					(357,952)
Specialty Retail
Chewy, Inc.	857	(3,145,190)	34	8/8/2025	(8,142)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts (cont’d)
Wireless Telecommunication Services
T-Mobile U.S., Inc.	140	$(3,337,740)	$210	8/8/2025	$(1,820)(a)(b)
Total puts					$(1,243,177)
Total options written (premium received $1,718,757)					$(1,885,847)

(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of July 31, 2025 in accordance with procedures approved by the valuation designee.
At July 31, 2025, the Fund had securities pledged in the amount of $106,321,020 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Entertainment	$142,834,137	$12,127,296	$—	$154,961,433
Financial Services	6,428,198	9,248,092	—	15,676,290
Semiconductors & Semiconductor Equipment	226,392,964	29,524,083	—	255,917,047
Software	167,777,463	—	40,108,777	207,886,240
Other Common Stocks#	511,968,402	—	—	511,968,402
Total Common Stocks	1,055,401,164	50,899,471	40,108,777	1,146,409,412
Preferred Stocks#	—	—	98,230,205	98,230,205
Convertible Bonds#	—	—	6,500,000	6,500,000
Short-Term Investments	—	49,295,224	—	49,295,224
Total Investments	$1,055,401,164	$100,194,695	$144,838,982	$1,300,434,841

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2025
Investments in Securities:
Common Stocks(1)	$43,053	$—	$—	$(2,944)	$—	$—	$—	$—	$40,109	$(2,944)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2025
Investments in Securities:
Preferred Stocks(1)	$97,958	$—	$—	$(651)	$923	$—	$—	$—	$98,230	$(1,712)
Convertible Bonds(1)	5,760	—	—	740	—	—	—	—	6,500	740
Total	$146,771	$—	$—	$(2,855)	$923	$—	$—	$—	$144,839	$(3,916)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 7/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$40,108,777	Market Approach	Enterprise value/Revenue multiple(c) (EV/Revenue)	9.2x - 12.5x	10.8x	Increase
		Market Approach	Discount Rate	4.3%	4.3%	Decrease
		Market Approach	Term (Years)	1.3 - 1.8	1.6	Decrease
		Market Approach	Expected Volatility	65.0% - 80.0%	72.3%	Decrease
		Market Approach	Transaction Price	$9.06	$9.06	Increase
Preferred Stocks	66,070,475	Market Approach	Enterprise value/Revenue multiple(c) (EV/Revenue)	7.1x - 14.3x	9.3x	Increase
		Market Approach	Discount Rate	3.9% - 4.3%	4.0%	Decrease
		Market Approach	Term (Years)	1.8 - 3.2	2.6	Decrease
		Market Approach	Expected Volatility	55.0% - 65.0%	62.7%	Decrease
		Market Approach	Transaction Price	$0.63 - $1,150.00	$884.21	Increase
		Market Approach	Cost Multiple	0.5x - 2.8x	2.4x	Increase
Convertible Bonds	6,500,000	Income Approach	Credit Yield Spread	25.6%	25.6%	Decrease
Preferred Units	32,159,730	Market Approach	Transaction Price	$146.47	$146.47	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(1,820,361)	$—	$(65,486)	$(1,885,847)
Total	$(1,820,361)	$—	$(65,486)	$(1,885,847)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of derivative investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2025
Other Financial Instruments
Written Option Contracts(1)	$(6)	$—	$44	$112	$—	$(215)	$—	$—	$(65)	$149
Total	$(6)	$—	$44	$112	$—	$(215)	$—	$—	$(65)	$149
(1) At July 31, 2025, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets applicable to common stockholders and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

July 31, 2025
Notes to Consolidated Schedule of Investments Next Generation Connectivity Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by Neuberger Berman Next Generation Connectivity Fund Inc. (the "Fund") are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments in equity securities, preferred stocks, and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit-specific details, relevant listed bond and preferred stock prices and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Consolidated Schedule of Investments Next Generation Connectivity Fund Inc. (Unaudited)  (cont’d)

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which the Fund's share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
To facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company, the Fund formed NB A24 NBXG Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of the Fund and the Fund will remain its sole member.
As of July 31, 2025, the value of the Fund's investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets Applicable to Common Stockholders
$31,955,776	2.5%
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Consolidated Schedule of Investments Next Generation Connectivity Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
ADR	= American Depositary Receipt
Management	= Neuberger Berman Investment Advisers LLC
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.